Condensed Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME:
Loans receivable	$ 4,033	$ 4,318	$ 12,084	$ 13,381	$ 17,644	$ 20,043
Taxable	146	64	256	336	386	1,858
Nontaxable	290	323	896	901	1,232	823
Other	110	135	381	409	537	348
Total interest income	4,579	4,840	13,617	15,027	19,799	23,072
INTEREST EXPENSE:
Deposits	814	1,046	2,477	3,363	4,322	6,351
Other borrowings	11	23	37	86	100	331
Total interest expense	825	1,069	2,514	3,449	4,422	6,682
NET INTEREST INCOME	3,754	3,771	11,103	11,578	15,377	16,390
PROVISION FOR LOAN LOSSES				22	22	859
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	3,754	3,771	11,103	11,556	15,355	15,531
NONINTEREST INCOME:
Net gain (loss) on sales and calls of investment securities	25		25	542	542	(439)
Deposit fee income	780	904	2,352	2,975	3,951	4,857
Earnings on life insurance policies	205	198	603	586	790	769
Gain on sale of loans	267	250	726	668	923	661
Other	142	97	307	369	381	446
Total noninterest income	1,419	1,449	4,013	5,140	6,587	6,294
NONINTEREST EXPENSES:
Salaries and employee benefits	2,884	2,681	8,365	8,265	11,024	11,365
Net occupancy expense	583	625	1,809	1,934	2,554	2,601
Real estate owned, net	133	118	82	(174)	717	19,194
FDIC insurance	139	286	480	875	1,048	1,378
Supervisory assessments	35	72	142	222	295	341
Data processing	376	395	1,108	1,658	2,058	1,579
Professional fees	108	158	518	748	963	1,087
Advertising and public relations	71	54	215	192	258	342
Postage and supplies	91	86	308	377	487	512
Other	599	392	1,548	1,346	1,783	2,460
Total noninterest expenses	5,019	4,867	14,575	15,443	21,187	40,859
INCOME (LOSS) BEFORE INCOME TAXES	154	353	541	1,253	755	(19,034)
INCOME TAX	11		11
NET INCOME (LOSS)	143	353	530	1,253	755	(19,034)
PREFERRED STOCK DIVIDENDS, ACCRETION OF DISCOUNT AND GAIN ON REDEMPTION OF PREFERRED STOCK						(10,500)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS					755	(8,534)
INCOME (LOSS) PER COMMON SHARE:
Basic earnings per common share (in Dollars per share)	$ 0.01	$ 0.02	$ 0.03	$ 0.06
Diluted earnings per common share (in Dollars per share)	$ 0.01	$ 0.02	$ 0.03	$ 0.06
Basic and diluted (in Dollars per share)					$ 0.04	$ (0.67)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Net unrealized gains arising during the period	299	236	(633)	494	407	2,779
Reclassification adjustments for (gains) losses included in income	(25)		(25)	(542)	(542)	439
COMPREHENSIVE INCOME (LOSS)	$ 417	$ 589	$ (128)	$ 1,205	$ 620	$ (15,816)